Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Foreign currency exchange rate
A subsidiary of the Company, ADCT UK, has a functional currency of the British Pound (“GBP”). The following exchange rates have been used for the translation of the financial statements of ADCT UK:

	Six Months Ended June 30,
	2021	2020
USD / GBP
Closing rate, GBP 1	1.38358	1.23272
Weighted average exchange rate, GBP 1	1.39134	1.23277
Basis of Consolidation

Schedule of consolidated entities	The consolidated entities include:

	Ownership Interest
	June 30, 2021	June 30, 2020
ADCT America	100%	100%
ADCT UK	100%	100%